LIQUIDITY	9 Months Ended
Sep. 30, 2021
LIQUIDITY
NOTE 2 - LIQUIDITY

NOTE 2 - LIQUIDITY

The Company has a history of net losses, including the accompanying financial statements for the nine months ended September 30, 2021 where the Company had a net loss of $10,401,863 (which includes $3,543,887 of non-cash stock-based compensation expense), and net cash used in operating activities of $6,985,702. The Company completed an underwritten public offering of equity units including the overallotment for gross proceeds of approximately $13,800,000 before deducting underwriting discounts and offering expenses in July 2021 (See Note 8 - Stockholder’s Equity (Deficit)). The Company converted its entire balance of convertible debenture notes to units including common stock and warrants as part of the underwritten public offering in July 2021 (See Note 8 - Stockholder’s Deficit). In addition, the Company issued 4,249,596 warrants with an exercise price of $5.50 as part of the July 2021 offering and the conversion of the convertible debentures, which could potentially generate additional capital depending on the market value of our stock, the warrant holders’ ability to exercise them, and the warrant holder’s potential ability to do a cashless exercise.

The Company expects to continue to incur losses for a period of time into the future. In addition, there is no guarantee that the warrants will be exercised or that additional capital or debt financing will be available when and to the extent required, or that if available, it will be on terms acceptable to the Company. The Company continues to invest in sales and marketing resources as well as business operations and seek out sales contracts that should provide additional revenues and, in time, generate operating profits.

Our cash balance at November 9, 2021 was $3,661,179. Management believes it has sufficient cash to fund its liabilities and operations for at least the next twelve months from the issuance of these unaudited condensed consolidated financial statements.

In March 2020, the outbreak of COVID-19 (coronavirus) caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization, and the outbreak has become increasingly widespread in the United States, including in each of the areas in which the Company operates. While the Company has continued to operate during the COVID-19 pandemic, we had reduced certain billing rates in 2020 to respond to the current economic climate. The Company had also experienced a decline in its employer clientele due to the current job market. In addition, due to the effects of COVID-19, the Company took steps in 2020 to streamline certain expenses, such as temporarily cutting certain executive compensation packages by approximately 20%. Management also worked to reduce unnecessary marketing expenditures and to improve staff and human capital expenditures, while maintaining overall workforce levels. The Company has seen increased demand for its recruiting solutions in 2021 and has selectively increased salaries and marketing expenditures to support higher demand. The Company expects but cannot guarantee that demand will continue to improve in 2022, as certain clients re-open or accelerate their hiring initiatives, and new clients utilize our services. Overall, management has focused on effectively positioning the Company for a rebound in hiring which we believe has begun and will continue throughout 2022. Ultimately, the recovery may be delayed and the economic conditions may worsen. The Company continues to closely monitor the confidence of its recruiter users and customers, and their respective job requirement load through offline discussions and the Company’s Recruiter Index survey.

We also may depend on raising additional debt or equity capital to stay operational. The economic impact of COVID-19 may make it more difficult for us to raise additional capital when needed. The terms of any financing, if we are able to complete one, will likely not be favorable to us.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.